Filed pursuant to 497(e)

File Nos. 033-49098 and 811-06719

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL 27, 2023

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2023, AS SUPPLEMENTED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information, dated February 1, 2023 (the “SAI”), as supplemented:

Effective April 28, 2023, Joshua L. Haggerty will no longer serve as a co-portfolio manager of Sterling Capital Special Opportunities Fund (the “Special Opportunities Fund”) and James L. Curtis has been added as a co-manager of the Special Opportunities Fund. All references to Joshua L. Haggerty are hereby removed.

Effective April 28, 2023, James L. Curtis will no longer serve as a co-portfolio manager of Sterling Capital SMID Opportunities Fund.

The following disclosure supersedes the current disclosure for Mr. Curtis in the section of the SAI entitled “Portfolio Managers - Securities Ownership” and includes information as of April 27, 2023:

PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
James L. Curtis	Special Opportunities Fund: None

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE.

SAI-SUP-0423